Premium income and premiums paid to reinsurers	12 Months Ended
Dec. 31, 2018
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Premium income and premiums paid to reinsurers

6 Premium income and premiums paid to reinsurers

	2018	2017	2016
Life insurance	16,969	19,952	20,400
Non-life insurance	2,346	2,874	3,053
Total premium income	19,316	22,826	23,453

- Accident and health insurance	1,979	2,511	2,609
- General insurance	367	363	444
Non-life insurance premium income	2,346	2,874	3,053

	2018	2017	2016
Life insurance	2,500	3,214	2,932
Non-life insurance	163	217	244
Total premiums paid to reinsurers	2,663	3,431	3,176

- Accident and health insurance	152	205	238
- General insurance	11	13	7
Non-life insurance paid to reinsurers	163	217	244

Premium income decreased by EUR 3,510 million in 2018 (2017: EUR 627 million) mainly driven by a reduction of upgraded Life insurance policies to the retirement platform in the UK, which represents EUR 3,439 million (2017: EUR 5,139 million; 2016: EUR 5,255 million) of total premium income Life insurance.

In addition, there is a negative impact on Non-life insurance from product exits in the US and currency translation adjustments.

The decrease of EUR 714 million in Premium paid to reinsurers Life in 2018 is mainly due to the divestment of annuity businesses in Americas and the United Kingdom which occurred in 2017.